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                            Group Strategic Edge(R)








                            The Big Edge Plus(R)


                                                             Annual Reports for:

                                                      Phoenix Home Life Variable
                                                            Accumulation Account

                                                               December 31, 1997

                               TABLE OF CONTENTS


                PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT




Money Market Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
Growth Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
Multi-Sector Fixed Income Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
Strategic Allocation Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
International Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
Balanced Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     8
Real Estate Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Strategic Theme Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Aberdeen New Asia Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Enhanced Index Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Wanger International Small Cap Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Wanger U.S. Small Cap Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     6
 Statement of Changes in Net Assets ..........     9
Templeton Stock Sub-Account
 Statement of Assets and Liabilities .........     4
 Statement of Operations .....................     7
 Statement of Changes in Net Assets ..........    10
Templeton Asset Allocation Sub-Account
 Statement of Assets and Liabilities .........     4
 Statement of Operations .....................     7
 Statement of Changes in Net Assets ..........    10
Templeton International Sub-Account
 Statement of Assets and Liabilities .........     4
 Statement of Operations .....................     7
 Statement of Changes in Net Assets ..........    10
Templeton Developing Markets Sub-Account
 Statement of Assets and Liabilities .........     4
 Statement of Operations .....................     7
 Statement of Changes in Net Assets ..........    10
Notes to Financial Statements ................    13

                                              This annual report for the Phoenix
                                         Home Life Variable Accumulation Account
                                          for the period ended December 31, 1997
                                       contains the financial statements for the
                                           Account's various annuity contracts.

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                           Money Market                               Growth
                                                           Sub-Account                             Sub-Account
                                                 VA1               VA2, VA3 & GSE         VA1                VA2, VA3 & GSE
                                                ---------------------------------      ------------------------------------
Assets
 Investments at cost .......................     $ 5,019,054      $ 69,089,150          $ 46,200,099      $ 922,712,674
                                                 ===========      ============          ============      =============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $ 5,019,054      $ 69,089,150          $ 69,409,173     $1,046,080,148
                                                 -----------      ------------          ------------     --------------
  Total assets .............................       5,019,054        69,089,150            69,409,173     1,046,080,148
Liabilities
 Accrued expenses to related party .........           5,137            73,589                58,212         1,092,201
                                                 -----------      ------------          ------------     --------------
Net assets .................................     $ 5,013,917      $ 69,015,561          $ 69,350,961     $1,044,987,947
                                                 ===========      ============          ============     ==============
Accumulation units outstanding .............       2,264,187        32,025,359             6,272,827        97,099,306
                                                 ===========      ============          ============     ==============
Unit value .................................     $  2.214444      $   2.155028          $  11.055774     $   10.762048
                                                 ===========      ============          ============     ==============

                                                   Multi-SectorFixed Income                  Strategic Allocation
                                                          Sub-Account                             Sub-Account
                                                     VA1         VA2, VA3 & GSE             VA1          VA2, VA3 & GSE
                                               --------------------------------       ---------------------------------
Assets
 Investments at cost .......................     $14,342,415     $114,371,746           $ 46,915,081     $ 267,348,851
                                               =============     =============        ==============     ==============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $14,745,786     $119,195,587           $ 60,845,819     $ 285,075,188
                                               -------------     -------------        --------------     --------------
  Total assets .............................      14,745,786      119,195,587             60,845,819       285,075,188
Liabilities
 Accrued expenses to related party .........          11,734          124,834                 51,065           298,486
                                               -------------     -------------        --------------     --------------
Net assets .................................     $14,734,052     $119,070,753           $ 60,794,754     $ 284,776,702
                                               =============     =============        ==============     ==============
Accumulation units outstanding .............       3,556,360       29,600,788             13,378,256        64,407,000
                                               =============     =============        ==============     ==============
Unit value .................................     $  4.143015     $   4.022553           $   4.544296     $    4.421518
                                               =============     =============        ==============     ==============

                                                        International                             Balanced
                                                         Sub-Account                             Sub-Account
                                                     VA1         VA2, VA3 & GSE             VA1          VA2, VA3 & GSE
                                               --------------------------------       ---------------------------------
Assets
 Investments at cost .......................     $ 3,970,237     $109,669,852           $  4,377,240     $ 174,140,856
                                               =============     =============        ==============     ==============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $ 5,378,870     $135,081,388           $  5,068,215     $ 191,831,547
                                               -------------     -------------        --------------     --------------
  Total assets .............................       5,378,870      135,081,388              5,068,215       191,831,547
Liabilities
 Accrued expenses to related party .........           4,471          141,297                  4,240           200,256
                                               -------------     -------------        --------------     --------------
Net assets .................................     $ 5,374,399     $134,940,091           $  5,063,975     $ 191,631,291
                                               =============     =============        ==============     ==============
Accumulation units outstanding .............       2,998,111       76,703,517              2,885,290       110,735,265
                                               =============     =============        ==============     ==============
Unit value .................................     $  1.792595     $   1.759243           $   1.755101     $    1.730535
                                               =============     =============        ==============     ==============


                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)



                                                           Real Estate                         Strategic Theme
                                                           Sub-Account                           Sub-Account
                                                 VA1              VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                --------------------------------      ----------------------------------
Assets
 Investments at cost .......................     $  625,379      $29,051,498           $  893,344      $ 28,221,496
                                                 ==========      ===========           ==========      ============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $  746,479      $36,762,905           $  929,744      $ 29,100,874
                                                 ----------      -----------           ----------      ------------
  Total assets .............................        746,479       36,762,905              929,744        29,100,874
Liabilities
 Accrued expenses to related party .........            600           37,733                  770            30,178
                                                 ----------      -----------           ----------      ------------
Net assets .................................     $  745,879      $36,725,172           $  928,974      $ 29,070,696
                                                 ==========      ===========           ==========      ============
Accumulation units outstanding .............        405,294       19,835,085              737,262        23,027,487
                                                 ==========      ===========           ==========      ============
Unit value .................................     $ 1.840367      $  1.851492           $ 1.259897      $   1.262435
                                                 ==========      ===========           ==========      ============

                                                      Aberdeen New Asia                      Enhanced Index
                                                         Sub-Account                           Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $  228,255     $ 9,704,820            $  603,498     $ 23,165,343
                                               ============     ============         ============     =============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $  149,453     $ 6,364,247            $  611,880     $ 24,074,599
                                               ------------     ------------         ------------     -------------
  Total assets .............................        149,453       6,364,247               611,880       24,074,599
Liabilities
 Accrued expenses to related party .........            127           6,867                   336           24,603
                                               ------------     ------------         ------------     -------------
Net assets .................................     $  149,326     $ 6,357,380            $  611,544     $ 24,049,996
                                               ============     ============         ============     =============
Accumulation units outstanding .............        223,679       9,542,274               599,607       22,855,738
                                               ============     ============         ============     =============
Unit value .................................     $ 0.667590     $  0.666233            $ 1.019907     $   1.052252
                                               ============     ============         ============     =============

                                               Wanger International Small Cap             Wanger U.S. Small Cap
                                                         Sub-Account                           Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $2,402,583     $75,116,607            $5,028,680     $125,166,310
                                               ============     ============         ============     =============
 Investment in Wanger Advisors Trust,
  at market ................................     $2,578,445     $80,217,055            $7,212,993     $177,908,157
                                               ------------     ------------         ------------     -------------
  Total assets .............................      2,578,445      80,217,055             7,212,993      177,908,157
Liabilities
 Accrued expenses to related party .........          2,240          86,347                 6,043          184,487
                                               ------------     ------------         ------------     -------------
Net assets .................................     $2,576,205     $80,130,708            $7,206,950     $177,723,670
                                               ============     ============         ============     =============
Accumulation units outstanding .............      1,629,764      47,317,907             3,346,527       83,069,554
                                               ============     ============         ============     =============
Unit value .................................     $ 1.580723     $  1.693453            $ 2.153561     $   2.139447
                                               ============     ============         ============     =============


                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)



                                                         Templeton Stock                 Templeton Asset Allocation
                                                           Sub-Account                           Sub-Account
                                                 VA1              VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                --------------------------------      ----------------------------------
Assets
 Investments at cost .......................     $  120,043      $8,629,013            $  158,655      $4,623,697
                                                 ==========      ==========            ==========      ==========
 Investment in Templeton Variable Products
  Series Fund, at market ...................     $  123,570      $8,337,118            $  156,857      $4,582,681
                                                 ----------      ----------            ----------      ----------
  Total assets .............................        123,570       8,337,118               156,857       4,582,681
Liabilities
 Accrued expenses to related party .........            102           8,408                    98           4,709
                                                 ----------      ----------            ----------      ----------
Net assets .................................     $  123,468      $8,328,710            $  156,759      $4,577,972
                                                 ==========      ==========            ==========      ==========
Accumulation units outstanding .............        116,076       7,840,677               151,781       4,253,720
                                                 ==========      ==========            ==========      ==========
Unit value .................................     $ 1.063678      $ 1.062244            $ 1.032795      $ 1.076228
                                                 ==========      ==========            ==========      ==========

                                                    Templeton International           Templeton Developing Markets
                                                          Sub-Account                          Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $  140,017     $7,497,310             $  755,305     $4,087,410
                                               ============     ===========          ============     ===========
 Investment in Templeton Variable Products
  Series Fund, at market ...................     $  140,066     $7,439,740             $  486,099     $2,779,881
                                               ------------     -----------          ------------     -----------
  Total assets .............................        140,066      7,439,740                486,099      2,779,881
Liabilities
 Accrued expenses to related party .........            114          7,405                    416          2,913
                                               ------------     -----------          ------------     -----------
Net assets .................................     $  139,952     $7,432,335             $  485,683     $2,776,968
                                               ============     ===========          ============     ===========
Accumulation units outstanding .............        143,697      6,907,592                718,420      4,166,711
                                               ============     ===========          ============     ===========
Unit value .................................     $ 0.973941     $ 1.075966             $ 0.676043     $ 0.666465
                                               ============     ===========          ============     ===========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                               Money Market                           Growth
                                                                Sub-Account                        Sub-Account
                                                       VA1            VA2, VA3 & GSE       VA1             VA2, VA3 & GSE
                                                     -------------------------------     --------------------------------
Investment income
 Distributions ....................................   $  395,682      $ 3,795,830         $   431,569    $  6,229,740
Expenses
 Mortality and expense risk charges ...............       78,109          938,941             682,753      12,345,910
                                                      ----------      -----------         -----------    ------------
Net investment income (loss) ......................      317,573        2,856,889            (251,184)     (6,116,170)
                                                      ----------      -----------         -----------    ------------
Net realized gain (loss) from share
 transactions .....................................           --                (2)           651,146       2,194,161
Net realized gain distribution from Fund ..........           --              --           11,155,021     165,787,147
Net unrealized appreciation on investment .........           --              --              798,285      13,193,068
                                                      ----------      ------------        -----------    ------------
Net gain (loss) on investments ....................           --                (2)        12,604,452     181,174,376
                                                      ----------      -------------       -----------    ------------
Net increase in net assets resulting from
 operations .......................................   $  317,573      $ 2,856,887         $12,353,268    $175,058,206
                                                      ==========      ============        ===========    ============

                                                      Multi-Sector Fixed Income              Strategic Allocation
                                                             Sub-Account                          Sub-Account
                                                         VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                    -----------------------------      -------------------------------
Investment income
 Distributions ....................................   $  954,567   $ 7,814,656            $ 1,316,557   $  5,985,412
Expenses
 Mortality and expense risk charges ...............      128,992    1,335,980                 604,869      3,423,214
                                                    ------------   ---------------      -------------   -------------
Net investment income .............................      825,575    6,478,676                 711,688      2,562,198
                                                    ------------   ---------------      -------------   -------------
Net realized gain (loss) from share
 transactions .....................................     (114,675)      45,661               1,152,735      1,434,265
Net realized gain distribution from Fund ..........      358,955    2,981,441               7,558,808     35,271,441
Net unrealized appreciation on investment .........       46,689      273,117               1,401,855      8,778,795
                                                    ------------   ---------------      -------------   -------------
Net gain on investments ...........................      290,969    3,300,219              10,113,398     45,484,501
                                                    ------------   ---------------      -------------   -------------
Net increase in net assets resulting from
 operations .......................................   $1,116,544   $ 9,778,895            $10,825,086   $ 48,046,699
                                                    ============   ===============      =============   =============

                                                            International                         Balanced
                                                             Sub-Account                         Sub-Account
                                                         VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                    -----------------------------       ------------------------------
Investment income
 Distributions ....................................   $   79,328   $ 1,942,160            $   151,720   $  5,607,215
Expenses
 Mortality and expense risk charges ...............       56,646    1,727,387                  50,202      2,302,805
                                                    ------------   ---------------      -------------   -------------
Net investment income .............................       22,682      214,773                 101,518      3,304,410
                                                    ------------   ---------------      -------------   -------------
Net realized gain from share transactions .........       50,587      310,119                  36,243        462,770
Net realized gain distribution from Fund ..........      527,355   13,181,550                 572,569     21,416,090
Net unrealized appreciation (depreciation) on
 investment .......................................      (36,802)      81,967                  65,158      2,886,598
                                                    ------------   ---------------      -------------   -------------
Net gain on investments ...........................      541,140   13,573,636                 673,970     24,765,458
                                                    ------------   ---------------      -------------   -------------
Net increase in net assets resulting from
 operations .......................................   $  563,822   $13,788,409            $   775,488   $ 28,069,868
                                                    ============   ===============      =============   =============


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                 Real Estate                        Strategic Theme
                                                                 Sub-Account                          Sub-Account
                                                        VA1             VA2, VA3 & GSE         VA1             VA2, VA3 & GSE
                                                      --------------------------------     ----------------------------------
Investment income
 Distributions ....................................    $   20,482     $   939,742           $    3,428      $   101,220
Expenses
 Mortality and expense risk charges ...............         6,191         355,320                8,824          318,150
                                                       ----------     -----------           ------------   ------------
Net investment income (loss) ......................        14,291         584,422               (5,396)        (216,930)
                                                       ----------     -----------           -------------  ------------
Net realized gain (loss) from share
 transactions .....................................        (6,669)           (685)              11,994          334,455
Net realized gain distribution from Fund ..........        25,488       1,250,511              107,351        3,356,244
Net unrealized appreciation on investment .........        75,320       3,671,800               15,658          123,526
                                                       ----------     -----------           -------------  ------------
Net gain on investments ...........................        94,139       4,921,626              135,003        3,814,225
                                                       ----------     -----------           -------------  ------------
Net increase in net assets resulting from
 operations .......................................    $  108,430     $ 5,506,048           $  129,607      $ 3,597,295
                                                       ==========     ===========           =============  ============

                                                            Aberdeen New Asia                     Enhanced Index
                                                               Sub-Account                         Sub-Account(1)
                                                           VA1        VA2, VA3 & GSE            VA1        VA2, VA3 & GSE
                                                      ------------------------------       ------------------------------
Investment income
 Distributions ....................................    $    6,905     $   282,050           $    2,478     $   115,068
Expenses
 Mortality and expense risk charges ...............         3,442         111,674                1,094         115,796
                                                      -----------     -----------          --------------  ------------
Net investment income (loss) ......................         3,463         170,376                1,384            (728)
                                                      -----------     -----------          --------------  ------------
Net realized gain (loss) from share
 transactions .....................................       (26,265)       (114,892)               1,253         (14,528)
Net realized gain distribution from Fund ..........           209           5,129                2,333         108,299
Net unrealized appreciation (depreciation) on
 investment .......................................       (77,025)     (3,327,944)               8,382         909,255
                                                      -----------     -----------          --------------  ------------
Net gain (loss) on investments ....................      (103,081)     (3,437,707)              11,968       1,003,026
                                                      -----------     -----------          --------------  ------------
Net increase (decrease) in net assets resulting
 from operations ..................................    $  (99,618)    $(3,267,331)          $   13,352     $ 1,002,298
                                                      ===========     ===========          ==============  ============

                                                      Wanger International Small Cap           Wanger U.S. Small Cap
                                                               Sub-Account                           Sub-Account
                                                           VA1        VA2, VA3 & GSE            VA1        VA2, VA3 & GSE
                                                      ------------------------------      -------------------------------
Investment income
 Distributions ....................................    $   70,714     $ 1,809,722           $  119,907     $ 2,573,295
Expenses
 Mortality and expense risk charges ...............        29,899       1,054,042               65,016       1,748,958
                                                      -----------     -----------          --------------  ------------
Net investment income .............................        40,815         755,680               54,891         824,337
                                                      -----------     -----------          --------------  ------------
Net realized gain (loss) from share
 transactions .....................................        (9,521)       (186,359)             233,219          (4,456)
Net unrealized appreciation (depreciation) on
 investment .......................................      (101,297)     (3,451,230)           1,370,089      33,929,801
                                                      -----------     -----------          --------------  ------------
Net gain (loss) on investments ....................      (110,818)     (3,637,589)           1,603,308      33,925,345
                                                      -----------     -----------          --------------  ------------
Net increase (decrease) in net assets resulting
 from operations ..................................    $  (70,003)    $(2,881,909)          $1,658,199     $34,749,682
                                                      ===========     ===========          ==============  ============

(1) From inception July 15, 1997 to December 31, 1997

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997
                                  (Continued)


                                                              Templeton Stock                Templeton Asset Allocation
                                                               Sub-Account(1)                      Sub-Account(2)
                                                        VA1           VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                      ------------------------------      ----------------------------------
Investment income
 Distributions ....................................    $     --     $      --              $       --     $        --
Expenses
 Mortality and expense risk charges ...............       2,266        38,328                     388          23,633
                                                       ----------   -------------          ------------   -------------
Net investment loss ...............................      (2,266)      (38,328)                   (388)        (23,633)
                                                       -----------  -------------          -------------  -------------
Net realized gain (loss) from share
 transactions .....................................      (2,763)        1,765                     251          (4,016)
Net unrealized appreciation (depreciation) on
 investment .......................................       3,527      (291,895)                 (1,799)        (41,016)
                                                       -----------  -------------          -------------  -------------
Net gain (loss) on investments ....................         764      (290,130)                 (1,548)        (45,032)
                                                       -----------  -------------          -------------  -------------
Net decrease in net assets resulting from
 operations .......................................    $ (1,502)    $(328,458)             $   (1,936)    $   (68,665)
                                                       ===========  =============          =============  =============

                                                         TempletonInternational           Templeton Developing Markets
                                                              Sub-Account(3)                     Sub-Account(4)
                                                          VA1       VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                                      ----------------------------      -----------------------------------
Investment income
 Distributions ....................................    $     --     $      --              $       --     $        --
Expenses
 Mortality and expense risk charges ...............         349        30,846                   2,574          19,956
                                                      ------------  -------------        ---------------  -------------
Net investment loss ...............................        (349)      (30,846)                 (2,574)        (19,956)
                                                      ------------  -------------        ---------------  -------------
Net realized loss from share transactions .........        (534)      (30,517)                   (628)        (31,490)
Net unrealized appreciation (depreciation) on
 investment .......................................          49       (57,570)               (269,206)     (1,307,529)
                                                      ------------  -------------        ---------------  -------------
Net loss on investments ...........................        (485)      (88,087)               (269,834)     (1,339,019)
                                                      ------------  -------------        ---------------  -------------
Net decrease in net assets resulting from
 operations .......................................    $   (834)    $(118,933)             $ (272,408)    $(1,358,975)
                                                      ============  =============        ===============  =============

(1) From inception May 1, 1997 to December 31, 1997
(2) From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3) From inception July 2, 1997 to December 31, 1997 and May 5, 1997 to December 31, 1997, respectively
(4) From inception May 15, 1997 to December 31, 1997 and May 1, 1997 to December 31, 1997, respectively

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                              Money Market                           Growth
                                                              Sub-Account                         Sub-Account
                                                     VA1             VA2, VA3 & GSE      VA1             VA2, VA3 & GSE
                                                   --------------------------------     -------------------------------
From operations
 Net investment income (loss) ...................  $    317,573     $  2,856,889        $   (251,184)    $   (6,116,170)
 Net realized gain (loss) .......................            --                (2)        11,806,167        167,981,308
 Net unrealized appreciation ....................            --              --              798,285         13,193,068
                                                   ------------     -------------       ------------     --------------
 Net increase in net assets resulting from
  operations ....................................       317,573       2,856,887           12,353,268        175,058,206
                                                   ------------     -------------       ------------     --------------
From accumulation unit transactions
 Participant deposits ...........................       364,949      43,216,873              828,029         54,522,216
 Participant transfers ..........................       509,575     (41,860,606)          (1,448,045)       (16,461,926)
 Participant withdrawals ........................    (3,535,453)    (19,277,995)          (8,920,648)       (75,994,916)
                                                   ------------     -------------       ------------     --------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (2,660,929)    (17,921,728)          (9,540,664)       (37,934,626)
                                                   ------------     -------------       ------------     --------------
 Net increase (decrease) in net assets ..........    (2,343,356)    (15,064,841)           2,812,604        137,123,580
Net assets
 Beginning of period ............................     7,357,273      84,080,402           66,538,357        907,864,367
                                                   ------------     -------------       ------------     --------------
 End of period ..................................  $  5,013,917     $ 69,015,561        $ 69,350,961    $1,044,987,947
                                                   ============     =============       ============    ===============


                                                             Multi-Sector
                                                             Fixed Income
                                                             Sub-Account
                                                    VA1           VA2, VA3 & GSE
                                                   -------------------------------
From operations
 Net investment income (loss) ...................  $    825,575   $  6,478,676
 Net realized gain (loss) .......................       244,280      3,027,102
 Net unrealized appreciation ....................        46,689        273,117
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     1,116,544      9,778,895
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       105,706      8,961,354
 Participant transfers ..........................        97,090      9,514,532
 Participant withdrawals ........................    (2,060,231)    (8,597,924)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (1,857,435)     9,877,962
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........      (740,891)    19,656,857
Net assets
 Beginning of period ............................    15,474,943     99,413,896
                                                   ------------   ------------
 End of period ..................................  $ 14,734,052   $119,070,753
                                                   ============   ============


                                                       Strategic Allocation                    International
                                                           Sub-Account                          Sub-Account
                                                        VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                 -------------------------------        ------------------------------
From operations
 Net investment income ..........................  $    711,688    $  2,562,198         $     22,682    $      214,773
 Net realized gain ..............................     8,711,543     36,705,706               577,942        13,491,669
 Net unrealized appreciation (depreciation) .....     1,401,855      8,778,795               (36,802)           81,967
                                                  -------------   ---------------       ------------   ----------------
 Net increase in net assets resulting from
  operations ....................................    10,825,086     48,046,699               563,822        13,788,409
                                                  -------------   ---------------       ------------   ----------------
From accumulation unit transactions
 Participant deposits ...........................     1,144,584     12,806,385               195,241         7,443,575
 Participant transfers ..........................    (3,215,988)   (13,007,386)             (280,514)       (3,359,763)
 Participant withdrawals ........................    (6,275,860)   (22,249,083)             (495,643)      (10,964,815)
                                                  -------------   ---------------       ------------   ----------------
 Net decrease in net assets resulting from
   participant transactions .....................    (8,347,264)   (22,450,084)             (580,916)       (6,881,003)
                                                  -------------   ---------------       ------------   ----------------
 Net increase (decrease) in net assets ..........     2,477,822     25,596,615               (17,094)        6,907,406
Net assets
 Beginning of period ............................    58,316,932    259,180,087             5,391,493       128,032,685
                                                  -------------   ---------------       ------------   ----------------
 End of period ..................................  $ 60,794,754    $284,776,702         $  5,374,399    $  134,940,091
                                                  =============   ===============       ============   ================


                                                            Balanced
                                                           Sub-Account
                                                        VA1       VA2, VA3 & GSE
                                                   -----------------------------
From operations
 Net investment income ..........................  $    101,518   $  3,304,410
 Net realized gain ..............................       608,812     21,878,860
 Net unrealized appreciation (depreciation) .....        65,158      2,886,598
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       775,488     28,069,868
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................        29,263      7,431,032
 Participant transfers ..........................      (105,010)    (3,701,822)
 Participant withdrawals ........................      (552,520)   (16,324,265)
                                                   ------------   ------------
 Net decrease in net assets resulting from
   participant transactions .....................      (628,267)   (12,595,055)
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........       147,221     15,474,813
Net assets
 Beginning of period ............................     4,916,754    176,156,478
                                                   ------------   ------------
 End of period ..................................  $  5,063,975   $191,631,291
                                                   ============   ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                            Real Estate                    Strategic Theme
                                                            Sub-Account                      Sub-Account
                                                    VA1          VA2, VA3 & GSE     VA1          VA2, VA3 & GSE
                                                   -----------------------------    -----------------------------
From operations
 Net investment income (loss) ...................  $  14,291   $   584,422          $   (5,396)  $  (216,930)
 Net realized gain (loss) .......................     18,819     1,249,826             119,345     3,690,699
 Net unrealized appreciation (depreciation) .....     75,320     3,671,800              15,658       123,526
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets
  resulting from operations .....................    108,430     5,506,048             129,607     3,597,295
                                                   ----------- -----------          ----------   -----------
From accumulation unit transactions
 Participant deposits ...........................     39,982     4,865,141              28,393     4,877,862
 Participant transfers ..........................    400,830     9,067,768             269,989     5,604,657
 Participant withdrawals ........................    (90,794)   (2,087,042)           (173,003)   (3,893,147)
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    350,018    11,845,867             125,379     6,589,372
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets ..........    458,448    17,351,915             254,986    10,186,667
Net assets
 Beginning of period ............................    287,431    19,373,257             673,988    18,884,029
                                                   ----------- -----------          ----------   -----------
 End of period ..................................  $ 745,879   $36,725,172          $  928,974   $29,070,696
                                                   =========== ===========          ==========   ===========


                                                         Aberdeen New Asia
                                                            Sub-Account
                                                        VA1      VA2, VA3 & GSE
                                                  ------------------------------
From operations
 Net investment income (loss) ...................  $    3,463   $    170,376
 Net realized gain (loss) .......................     (26,056)      (109,763)
 Net unrealized appreciation (depreciation) .....     (77,025)    (3,327,944)
                                                   ----------   ------------
 Net increase (decrease) in net assets
  resulting from operations .....................     (99,618)    (3,267,331)
                                                   ----------   ------------
From accumulation unit transactions
 Participant deposits ...........................      14,600      1,539,143
 Participant transfers ..........................    (107,286)       396,202
 Participant withdrawals ........................     (52,465)      (419,327)
                                                   ----------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (145,151)     1,516,018
                                                   ----------   ------------
 Net increase (decrease) in net assets ..........    (244,769)    (1,751,313)
Net assets
 Beginning of period ............................     394,095      8,108,693
                                                   ----------   ------------
 End of period ..................................  $  149,326   $  6,357,380
                                                   ==========   ============


                                                        Enhanced Index             Wanger International Small Cap
                                                        Sub-Account(1)                      Sub-Account
                                                      VA1      VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                  ---------------------------     -------------------------------
From operations
 Net investment gain (loss) .....................  $   1,384   $      (728)         $   40,815   $   755,680
 Net realized gain (loss) .......................      3,586        93,771              (9,521)     (186,359)
 Net unrealized appreciation (depreciation) .....      8,382       909,255            (101,297)   (3,451,230)
                                                  ------------ -----------        ------------   -----------
 Net increase (decrease) in net assets
  resulting from operations .....................     13,352     1,002,298             (70,003)   (2,881,909)
                                                  ------------ -----------        ------------   -----------
From accumulation unit transactions
 Participant deposits ...........................         --    16,296,893              98,602    12,346,480
 Participant transfers ..........................    617,780     6,831,680             370,333     9,272,247
 Participant withdrawals ........................    (19,588)      (80,875)           (467,094)   (4,420,824)
                                                  ------------ -----------        ------------   -----------
 Net increase in net assets resulting
  from participant transactions .................    598,192    23,047,698               1,841    17,197,903
                                                  ------------ -----------        ------------   -----------
 Net increase (decrease) in net assets ..........    611,544    24,049,996             (68,162)   14,315,994
Net assets
 Beginning of period ............................         --            --           2,644,367    65,814,714
                                                  ------------ -----------        ------------   -----------
 End of period ..................................  $ 611,544   $24,049,996          $2,576,205   $80,130,708
                                                  ============ ===========        ============   ===========


                                                      Wanger U.S. Small Cap
                                                          Sub-Account
                                                       VA1      VA2, VA3 & GSE
                                                  ----------------------------
From operations
 Net investment gain (loss) .....................  $   54,891   $    824,337
 Net realized gain (loss) .......................     233,219         (4,456)
 Net unrealized appreciation (depreciation) .....   1,370,089     33,929,801
                                                  -----------   ------------
 Net increase (decrease) in net assets
  resulting from operations .....................   1,658,199     34,749,682
                                                  -----------   ------------
From accumulation unit transactions
 Participant deposits ...........................     226,132     18,307,137
 Participant transfers ..........................   1,421,314     32,938,503
 Participant withdrawals ........................    (951,778)    (6,387,812)
                                                  -----------   ------------
 Net increase in net assets resulting
  from participant transactions .................     695,668     44,857,828
                                                  -----------   ------------
 Net increase (decrease) in net assets ..........   2,353,867     79,607,510
Net assets
 Beginning of period ............................   4,853,083     98,116,160
                                                  -----------   ------------
 End of period ..................................  $7,206,950   $177,723,670
                                                  ===========   ============

(1) From inception July 15, 1997 to December 31, 1997


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)



                                                               Templeton Stock               Templeton Asset Allocation
                                                                Sub-Account(1)                      Sub-Account(2)
                                                        VA1           VA2, VA3 & GSE         VA1           VA2, VA3 & GSE
                                                       ------------------------------      --------------------------------
From operations
 Net investment loss ..............................    $   (2,266)    $  (38,328)          $     (388)    $  (23,633)
 Net realized gain (loss) .........................        (2,763)         1,765                  251         (4,016)
 Net unrealized appreciation (depreciation) .......         3,527       (291,895)              (1,799)       (41,016)
                                                       ------------- -------------         ------------- --------------
 Net decrease in net assets resulting
  from operations .................................        (1,502)      (328,458)              (1,936)       (68,665)
                                                       ------------- -------------         ------------- --------------
From accumulation unit transactions
 Participant deposits .............................        13,373      2,559,783                1,844      1,407,620
 Participant transfers ............................       214,990      6,188,689              156,708      3,270,467
 Participant withdrawals ..........................      (103,393)       (91,304)                 143        (31,450)
                                                       ------------- -------------         ------------- --------------
 Net increase in net assets resulting
  from participant transactions ...................       124,970      8,657,168              158,695      4,646,637
                                                       ------------- -------------         ------------- --------------
 Net increase in net assets .......................       123,468      8,328,710              156,759      4,577,972
Net assets
 Beginning of period ..............................            --             --                   --             --
                                                       ------------- -------------         ------------- --------------
 End of period ....................................    $  123,468     $8,328,710           $  156,759     $4,577,972
                                                       ============= =============         ============= ==============

                                                         Templeton International           Templeton Developing Markets
                                                              Sub-Account(3)                       Sub-Account(4)
                                                          VA1        VA2, VA3 & GSE           VA1        VA2, VA3 & GSE
                                                      -----------------------------       --------------------------------
From operations
 Net investment loss ..............................    $     (349)   $  (30,846)           $   (2,574)   $  (19,956)
 Net realized loss ................................          (534)      (30,517)                 (628)      (31,490)
 Net unrealized appreciation (depreciation) .......            49       (57,570)             (269,206)   (1,307,529)
                                                      -------------- -------------        -------------- --------------
 Net decrease in net assets resulting
  from operations .................................          (834)     (118,933)             (272,408)   (1,358,975)
                                                      -------------- -------------        -------------- --------------
From accumulation unit transactions
 Participant deposits .............................         1,844     1,675,418                30,844     1,194,747
 Participant transfers ............................       154,862     5,935,831               727,845     3,007,872
 Participant withdrawals ..........................       (15,920)      (59,981)                 (598)      (66,676)
                                                      -------------- -------------        -------------- --------------
 Net increase in net assets resulting
  from participant transactions ...................       140,786     7,551,268               758,091     4,135,943
                                                      -------------- -------------        -------------- --------------
 Net increase in net assets .......................       139,952     7,432,335               485,683     2,776,968
Net assets
 Beginning of period ..............................            --            --                    --            --
                                                      -------------- -------------        -------------- --------------
 End of period ....................................    $  139,952    $7,432,335            $  485,683    $2,776,968
                                                      ============== =============        ============== ==============

(1) From inception May 1, 1997 to December 31, 1997
(2) From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3) From inception July 2, 1997 to December 31, 1997 and May 5, 1997 to December 31, 1997, respectively
(4) From inception May 15, 1997 to December 31, 1997 and May 1, 1997 to December 31, 1997, respectively

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                             Money Market                          Growth
                                                             Sub-Account                        Sub-Account
                                                    VA1            VA2, VA3 & GSE      VA1            VA2, VA3 & GSE
                                                   -------------------------------    -------------------------------
From operations
 Net investment income (loss) ...................  $    315,546   $  2,669,182        $    (40,837)  $ (2,437,516)
 Net realized gain ..............................            --             --           4,949,627     61,339,837
 Net unrealized appreciation (depreciation) .....            --             --           2,358,935     31,685,702
                                                   ------------   ------------        ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       315,546      2,669,182           7,267,725     90,588,023
                                                   ------------   ------------        ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       413,122     62,414,283           1,163,841     98,787,397
 Participant transfers ..........................     2,086,813    (38,766,038)         (3,027,275)    (9,399,903)
 Participant withdrawals ........................    (2,528,258)   (16,292,176)         (6,317,461)   (35,720,970)
                                                   ------------   ------------        ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......       (28,323)     7,356,069          (8,180,895)    53,666,524
                                                   ------------   ------------        ------------   ------------
 Net increase (decrease) in net assets ..........       287,223     10,025,251            (913,170)   144,254,547
Net assets
 Beginning of period ............................     7,070,050     74,055,151          67,451,527    763,609,820
                                                   ------------   ------------        ------------   ------------
 End of period ..................................  $  7,357,273   $ 84,080,402        $ 66,538,357   $907,864,367
                                                   ============   ============        ============   ============


                                                             Multi-Sector
                                                             Fixed Income
                                                             Sub-Account
                                                    VA1            VA2, VA3 & GSE
                                                   -------------------------------
From operations
 Net investment income (loss) ...................  $    853,597   $  5,657,923
 Net realized gain ..............................     1,001,417      2,949,781
 Net unrealized appreciation (depreciation) .....      (396,876)       940,530
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     1,458,138      9,548,234
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       265,897     12,251,810
 Participant transfers ..........................       (34,417)       544,623
 Participant withdrawals ........................    (1,143,820)    (7,038,518)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......      (912,340)     5,757,915
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........       545,798     15,306,149
Net assets
 Beginning of period ............................    14,929,145     84,107,747
                                                   ------------   ------------
 End of period ..................................  $ 15,474,943   $ 99,413,896
                                                   ============   ============


                                                      Strategic Allocation                   International
                                                           Sub-Account                        Sub-Account
                                                        VA1       VA2, VA3 & GSE           VA1       VA2, VA3 & GSE
                                                  ------------------------------      -----------------------------
From operations
 Net investment income ..........................  $    706,749   $  2,395,211        $     23,532   $    313,994
 Net realized gain ..............................     4,196,303     16,710,729             185,841      3,004,462
 Net unrealized appreciation (depreciation) .....      (264,359)       143,413             649,224     15,512,070
                                                  -------------   ------------        ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     4,638,693     19,249,353             858,597     18,830,526
                                                  -------------   ------------        ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       921,673     21,807,365             123,786      9,967,892
 Participant transfers ..........................    (4,520,404)   (17,991,179)           (238,308)      (340,043)
 Participant withdrawals ........................    (6,234,965)   (15,780,165)           (527,123)    (7,580,723)
                                                  -------------   ------------        ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (9,833,696)   (11,963,979)           (641,645)     2,047,126
                                                  -------------   ------------        ------------   ------------
 Net increase (decrease) in net assets ..........    (5,195,003)     7,285,374             216,952     20,877,652
Net assets
 Beginning of period ............................    63,511,935    251,894,713           5,174,541    107,155,033
                                                  -------------   ------------        ------------   ------------
 End of period ..................................  $ 58,316,932   $259,180,087        $  5,391,493   $128,032,685
                                                  =============   ============        ============   ============


                                                            Balanced
                                                           Sub-Account
                                                        VA1       VA2, VA3 & GSE
                                                   -----------------------------
From operations
 Net investment income ..........................  $     88,622   $  2,669,801
 Net realized gain ..............................       490,865     16,125,136
 Net unrealized appreciation (depreciation) .....      (130,224)    (3,383,807)
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       449,263     15,411,130
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................        69,850     13,546,555
 Participant transfers ..........................      (770,120)   (12,855,150)
 Participant withdrawals ........................      (362,102)   (12,633,674)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (1,062,372)   (11,942,269)
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........      (613,109)     3,468,861
Net assets
 Beginning of period ............................     5,529,863    172,687,617
                                                   ------------   ------------
 End of period ..................................  $  4,916,754   $176,156,478
                                                   ============   ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)



                                                       Real Estate
                                                       Sub-Account
                                               VA1           VA2, VA3 & GSE
                                              -----------------------------
From operations
 Net investment income (loss) ..............  $    3,849   $   337,675
 Net realized gain (loss) ..................       3,375       210,469
 Net unrealized appreciation (depreciation)       42,397     3,218,688
                                              ----------   -----------
 Net increase (decrease) in net assets
  resulting from operations ................      49,621     3,766,832
                                              ----------   -----------
From accumulation unit transactions
 Participant deposits ......................      21,937     1,419,253
 Participant transfers .....................     203,153     6,126,595
 Participant withdrawals ...................     (26,582)     (127,550)
                                              ----------   -----------
 Net increase in net assets resulting
  from participant transactions ............     198,508     7,418,298
                                              ----------   -----------
 Net increase in net assets ................     248,129    11,185,130
Net assets
 Beginning of period .......................      39,302     8,188,127
                                              ----------   -----------
 End of period .............................  $  287,431   $19,373,257
                                              ==========   ===========


                                                     Strategic Theme               Aberdeen New Asia
                                                      Sub-Account(1)                Sub-Account(2)
                                               VA1           VA2, VA3 & GSE   VA1         VA2, VA3 & GSE
                                              -----------------------------   --------------------------
From operations
 Net investment income (loss) ..............  $     (888)  $   (75,570)        $  1,058     $   18,632
 Net realized gain (loss) ..................       1,447       131,998              (15)         1,853
 Net unrealized appreciation (depreciation)       20,742       755,902           (1,776)       (12,629)
                                              ----------   -----------         --------     ----------
 Net increase (decrease) in net assets
  resulting from operations ................      21,301       812,330             (733)         7,856
                                              ----------   -----------         --------     ----------
From accumulation unit transactions
 Participant deposits ......................      97,264    11,116,071               --        744,784
 Participant transfers .....................     557,249     7,104,135          396,531      7,370,328
 Participant withdrawals ...................      (1,826)     (148,507)          (1,703)       (14,275)
                                              ----------   -----------         --------     ----------
 Net increase in net assets resulting
  from participant transactions ............     652,687    18,071,699          394,828      8,100,837
                                              ----------   -----------         --------     ----------
 Net increase in net assets ................     673,988    18,884,029          394,095      8,108,693
Net assets
 Beginning of period .......................          --            --               --             --
                                              ----------   -----------         --------     ----------
 End of period .............................  $  673,988   $18,884,029         $394,095     $8,108,693
                                              ==========   ===========         ========     ==========


                                           Wanger International Small Cap       Wanger U.S. Small Cap
                                                    Sub-Account                       Sub-Account
                                                  VA1     VA2, VA3 & GSE          VA1      VA2, VA3 & GSE
                                            ----------------------------     ----------------------------
From operations
 Net investment loss .......................  $  (14,135)  $  (442,757)       $  (28,850)  $  (652,459)
 Net realized gain (loss) ..................        (734)       (2,372)            1,581       (31,819)
 Net unrealized appreciation ...............     258,110     7,549,473           790,450    18,432,196
                                             -----------   -----------       -----------   -----------
 Net increase in net assets resulting
  from operations ..........................     243,241     7,104,344           763,181    17,747,918
                                             -----------   -----------       -----------   -----------
From accumulation unit transactions
 Participant deposits ......................     234,155    15,960,884           269,408    20,013,816
 Participant transfers .....................   2,018,521    33,617,187         3,368,454    42,773,428
 Participant withdrawals ...................     (92,790)   (1,194,205)          (80,915)   (2,113,335)
                                             -----------   -----------       -----------   -----------
 Net increase in net assets resulting
  from participant transactions ............   2,159,886    48,383,866         3,556,947    60,673,909
                                             -----------   -----------       -----------   -----------
 Net increase in net assets ................   2,403,127    55,488,210         4,320,128    78,421,827
Net assets
 Beginning of period .......................     241,240    10,326,504           532,955    19,694,333
                                             -----------   -----------       -----------   -----------
 End of period .............................  $2,644,367   $65,814,714        $4,853,083   $98,116,160
                                             ===========   ===========       ===========   ===========


(1) From inception February 7, 1996 to December 31, 1996
(2) From inception September 29, 1996 to December 31, 1996

                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

     Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The account is organized as a unit investment trust and currently consists of sixteen Sub-accounts and invests in corresponding series of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans. The Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation (formerly Total Return), International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Research Enhanced Index ("Enhanced Index"), Wanger International Small Cap, Wanger U.S. Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International and Templeton Developing Markets Sub-accounts are subdivided into two pools designated "VA1" and "VA2, VA3 & GSE". VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract.

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. Wanger International Small Cap and Wanger U.S. Small Cap invest primarily in securities of companies with a stock market capitalization of less than $1 billion. The Templeton Stock Fund invests primarily in common stocks issued by companies, large and small, in various nations throughout the world. The Templeton Asset Allocation Fund invests in stocks of companies in any nation, debt obligations of companies and governments of any nation, and money market instruments. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States, and the Templeton Developing Markets Fund invests primarily in equity securities of issuers in countries having developing markets. Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account (of the General Account of Phoenix) through participant transfers.


Note 2--Significant Accounting Policies


A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds
     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


                                                             VA1                          VA2, VA3 & GSE
                                               -------------------------------   --------------------------------
Sub-Account                                       Purchases          Sales          Purchases          Sales
--------------------------------------------   --------------   --------------   --------------   ---------------
The Phoenix Edge Series Fund:
 Money Market ..............................    $19,996,117      $22,341,049      $ 93,490,661     $108,568,592
 Growth ....................................     15,291,803       13,928,303       207,948,090       86,097,141
 Multi-Sector Fixed Income .................     10,878,333       11,552,201        35,121,140       15,762,659
 Strategic Allocation ......................      9,871,470        9,947,388        46,613,050       31,208,725
 International .............................      1,454,621        1,485,532        27,431,757       20,907,393
 Balanced ..................................      1,753,005        1,707,168        33,422,434       21,284,514
 Real Estate ...............................        787,062          396,881        23,362,457        9,662,722
 Strategic Theme ...........................        416,089          188,554        16,448,618        6,709,849
 Aberdeen New Asia .........................         75,826          217,508         4,439,217        2,749,148
 Enhanced Index ............................        684,560           82,315        24,075,329          895,458
Wanger Advisors Trust:
 Wanger International Small Cap ............      1,292,513        1,249,765        30,149,821       12,177,091
 Wanger U.S. Small Cap .....................      7,680,502        6,927,839        57,651,650       11,883,138
The Templeton Variable Products Series Fund:
 Stock .....................................      1,459,381        1,336,575         9,033,866          406,617
 Asset Allocation ..........................        219,501           61,096         4,976,725          349,013
 International .............................        156,161           15,611        14,241,802        6,713,975
 Developing Markets ........................        793,940           38,007         4,863,661          744,761

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)


                                                               Sub-Account
                                              ---------------------------------------------
                                                   Money                      Multi-Sector
                                                   Market         Growth      Fixed Income
                                              --------------- -------------- --------------
VA1
Units outstanding, beginning of period ......      3,459,902     7,215,152      4,114,438
Participant deposits ........................        168,431        79,829         27,284
Participant transfers .......................        254,663      (138,633)       (38,579)
Participant withdrawals .....................     (1,618,809)     (883,521)      (546,783)
                                                ------------     ---------      ---------
Units outstanding, end of period ............      2,264,187     6,272,827      3,556,360
                                                ============     =========      =========
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......     38,882,041    96,119,114     26,225,650
Participant deposits ........................     18,950,015     4,746,443      2,169,432
Participant transfers .......................    (18,930,004)   (1,586,367)     2,421,404
Participant withdrawals .....................     (8,158,027)   (7,004,369)    (2,194,740)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     30,744,025    92,274,821     28,621,746
                                              ==============    ==========   ============
Group Strategic Edge:
Units outstanding, beginning of period ......      1,648,109     4,764,103        853,737
Participant deposits ........................        884,757       773,620        222,330
Participant transfers .......................        246,873       (96,723)         4,397
Participant withdrawals .....................     (1,498,405)     (616,515)      (101,422)
                                              --------------    ----------   ------------
Units outstanding, end of period ............      1,281,334     4,824,485        979,042
                                              ==============    ==========   ============

                                                                Sub-Account
                                              ------------------------------------------------
                                                 Strategic
                                                 Allocation     International      Balanced
                                              --------------- ---------------- ---------------
VA1
Units outstanding, beginning of period ......    15,340,867      3,336,546          3,271,238
Participant deposits ........................       277,021        111,485             18,644
Participant transfers .......................      (777,021)      (174,788)           (55,482)
Participant withdrawals .....................    (1,462,611)      (275,132)          (349,110)
                                                 ----------      ---------          ---------
Units outstanding, end of period ............    13,378,256      2,998,111          2,885,290
                                                 ==========      =========          =========
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......    68,322,391     78,251,534        115,814,646
Participant deposits ........................     2,717,555      3,504,973          4,252,236
Participant transfers .......................    (3,025,586)    (1,835,577)        (2,354,537)
Participant withdrawals .....................    (5,266,187)    (5,941,863)        (9,470,746)
                                                 ----------   ------------      -------------
Units outstanding, end of period ............    62,748,173     73,979,067        108,241,599
                                                 ==========   ============      =============
Group Strategic Edge:
Units outstanding, beginning of period ......     1,578,300      2,283,782          2,757,385
Participant deposits ........................       382,242        903,361            458,018
Participant transfers .......................      (109,082)       102,317            (66,357)
Participant withdrawals .....................      (192,633)      (565,010)          (655,380)
                                                 ----------   ------------      -------------
Units outstanding, end of period ............     1,658,827      2,724,450          2,493,666
                                                 ==========   ============      =============


                                                               Sub-Account
                                              ---------------------------------------------
                                                                Strategic       Aberdeen
                                              Real Estate         Theme        New  Asia
                                              ---------------  -----------   --------------
VA1
Units outstanding, beginning of period ......     188,753          620,567      395,033
Participant deposits ........................      24,734           23,596       14,646
Participant transfers .......................     248,681          232,163     (130,783)
Participant withdrawals .....................     (56,874)        (139,064)     (55,217)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     405,294          737,262      223,679
                                              ==============    ==========   ============
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......  12,357,449       17,000,975    8,107,984
Participant deposits ........................   2,390,217        3,873,006    1,403,501
Participant transfers .......................   5,291,355        4,644,302      172,592
Participant withdrawals .....................  (1,096,877)      (3,103,649)    (389,355)
                                              --------------    ----------   ------------
Units outstanding, end of period ............  18,942,144       22,414,634    9,294,722
                                              ==============    ==========   ============
Group Strategic Edge:
Units outstanding, beginning of period ......     256,752          310,442       16,747
Participant deposits ........................     613,730          289,130      222,982
Participant transfers .......................     142,121           56,860       55,208
Participant withdrawals .....................    (119,662)         (43,579)     (47,385)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     892,941          612,853      247,552
                                              ==============    ==========   ============

                                                                Sub-Account
                                               -----------------------------------------------
                                                                   Wanger
                                                 Enhanced      International     Wanger U.S.
                                                   Index         Small Cap        Small Cap
                                               -------------  ---------------- ---------------
VA1
Units outstanding, beginning of period ......            --    1,632,016          2,887,671
Participant deposits ........................            --       58,352            123,068
Participant transfers .......................       619,106      214,743            820,968
Participant withdrawals .....................       (19,499)    (275,347)          (485,180)
                                              -------------   ------------     --------------
Units outstanding, end of period ............       599,607    1,629,764          3,346,527
                                              =============   ============     ==============
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......            --   37,110,120         57,510,326
Participant deposits ........................    15,742,750    5,800,556          8,601,492
Participant transfers .......................     6,781,144    4,900,906         17,253,115
Participant withdrawals .....................       (68,499)  (2,199,391)        (3,162,263)
                                              -------------   ------------     --------------
Units outstanding, end of period ............    22,455,395   45,612,191         80,202,670
                                              =============   ============     ==============
Group Strategic Edge:
Units outstanding, beginning of period ......            --      710,006          1,113,171
Participant deposits ........................       265,778    1,016,690          1,311,822
Participant transfers .......................       134,611      173,049            664,751
Participant withdrawals .....................           (46)    (194,029)          (222,860)
                                              -------------   ------------     --------------
Units outstanding, end of period ............       400,343    1,705,716          2,866,884
                                              =============   ============     ==============

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units) (continued)


                                                                       Templeton                          Templeton
                                                     Templeton           Asset           Templeton        Developing
                                                       Stock          Allocation       International       Markets
                                                   -------------   ----------------   ---------------   -------------
VA1
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................        11,992           1,734               1,824           31,155
Participant transfers ..........................       194,767         150,051             157,030          687,893
Participant withdrawals ........................       (90,683)               (4)          (15,157)            (628)
                                                       -------         ----------          -------          -------
Units outstanding, end of period ...............       116,076         151,781             143,697          718,420
                                                       =======         =========           =======          =======
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................     2,095,065        1,220,247          1,225,309        1,094,099
Participant transfers ..........................     5,554,846        2,988,103          5,359,434        2,955,129
Participant withdrawals ........................      (108,965)         (75,391)           (35,917)        (106,062)
                                                     ---------        ----------         ---------        ---------
Units outstanding, end of period ...............     7,540,946        4,132,959          6,548,826        3,943,166
                                                     =========        ==========         =========        =========
Group Strategic Edge:
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................       239,925         105,145             285,384          229,331
Participant transfers ..........................        91,425          18,233              94,565           19,690
Participant withdrawals ........................       (31,619)         (2,617)            (21,183)         (25,476)
                                                     ---------        ----------         ---------        ---------
Units outstanding, end of period ...............       299,731         120,761             358,766          223,545
                                                     =========        ==========         =========        =========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions
     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Sub-Accounts designated VA1 the daily equivalent of 0.40% on an annual basis of the current value of the Sub-Account's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Sub-Accounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

     As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1997 aggregated $1,424,769 and are funded by and included in participant withdrawals.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,437,213 for the year ended December 31, 1997.

Note 6--Distribution of Net Income
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements
     Under the provisions of Section 817(h) of the Internal Revenue Code ("the Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS




Price Waterhouse LLP                                  [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Accumulation Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account, Wanger U.S. Small Cap Sub-Account, Templeton Stock Sub-Account, Templeton Asset Allocation Sub-Account, Templeton International Sub-Account and Templeton Developing Markets Sub-Account (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP


Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

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


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


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



[logo]PHOENIX


Phoenix Home Life Mutual Insurance Company
101 Munson Street
PO Box 810
Greenfield, Massachusetts 01302-0810















P725 (2/98)          [Recycled logo] Printed on recycled paper using soybean ink
700.04                        (C)1998 Phoenix Home Life Mutual Insurance Company